FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Derivative [Line Items]
Derivative, notional amount	$ 820,000
SOFR
Derivative [Line Items]
Credit adjustment spread	0.0026
Derivative Instrument 1.38%, Fixed Rate, June 2024 Maturity
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.38%
Derivative Instrument 1.38%, Fixed Rate, July 2025 Maturity
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.38%
Derivative Instrument 1.03%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 35,000
Derivative, fixed interest rate	1.03%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.22%
Derivative Instrument 0.37%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	0.37%
Derivative Instrument 0.35%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	0.35%
Derivative Instrument 2.15%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	2.15%
Derivative Instrument 1.91%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	1.91%
Derivative Instrument 0.95%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 181,000
Derivative, fixed interest rate	0.95%
Derivative Instrument 3.28%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	3.28%
Derivative Instrument 3.26%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate	3.26%
Derivative Instrument 4.80%, Floating Rate
Derivative [Line Items]
Derivative, notional amount	$ 181,000
Derivative, fixed interest rate	4.80%
Derivative Instrument 4.64%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate	4.64%
Derivative Instrument 4.07%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 35,000
Derivative, fixed interest rate	4.07%
Derivative Instrument 3.95% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 20,000
Derivative, fixed interest rate	3.95%
Derivative Instrument 4.11% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 20,000
Derivative, fixed interest rate	4.11%
Derivative Instrument 4.02% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 20,000
Derivative, fixed interest rate	4.02%
Derivative Instrument 3.94% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	3.94%
Derivative Instrument 3.96% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	3.96%
Derivative Instrument 3.76% Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 15,000
Derivative, fixed interest rate	3.76%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 25,000
Derivative, fixed interest rate	1.22%
Derivative Instrument 1.39%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 75,000
Derivative, fixed interest rate	1.39%
Derivative Instrument 1.26%, Fixed Rate
Derivative [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate	1.26%